RESTRUCTURING (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring [Abstract]
Disclosure of summary of restructuring
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of September 30, 2023, are summarized as follows:

(in millions)	2023
Beginning balance as of December 31, 2022	$86
Provision	41
Amounts paid	(107)
Ending balance as of September 30, 2023	$20